Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Property and equipment	$ 15,197	$ 13,100
Depletion	526	496
Unrealized rents	1,823	1,881
Prepaid expenses	913	278
Gross deferred tax liabilities	18,459	15,755
Employee benefits and other	2,023	1,214
Gross deferred tax assets	2,023	1,214
Net deferred tax liability	$ 16,436	$ 14,541